SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Participant Loans (Details) $ in Thousands	Dec. 31, 2025 USD ($)
401(k) Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0